Basic and diluted net income per share	12 Months Ended
Dec. 31, 2025
Basic and diluted net income per share
Basic and diluted net income per share

27.  Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Numerator:
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc.	347,351	(147,624)	221,127
Dilutive effect of convertible bonds	8,653	—	—
Numerator for diluted income (loss) per share from continuing operations	356,004	(147,624)	221,127

Net income from discontinued operations attributable to common shareholders of JOYY Inc.	—	—	1,875,921
Numerator for diluted income per share from discontinued operations	—	—	1,875,921

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,308,695,642	1,157,854,559	1,052,099,864
Dilutive effect of convertible bonds	141,564,583	—	—
Dilutive effect of restricted stock	8,025,901	—	7,682,058
Dilutive effect of restricted share units	4,690,418	—	5,465,574
Denominator for diluted calculation	1,462,976,544	1,157,854,559	1,065,247,496

Basic net income (loss) per Class A and Class B common share	0.27	(0.13)	1.99
Continuing operations	0.27	(0.13)	0.21
Discontinued operations	—	—	1.78
Diluted net income(loss) per Class A and Class B common share	0.24	(0.13)	1.97
Continuing operations	0.24	(0.13)	0.21
Discontinued operations	—	—	1.76

Basic net income (loss) per ADS*	5.31	(2.55)	39.86
Continuing operations	5.31	(2.55)	4.20
Discontinued operations	—	—	35.66
Diluted net income (loss) per ADS*	4.87	(2.55)	39.37
Continuing operations	4.87	(2.55)	4.15
Discontinued operations	—	—	35.22
*	Each ADS represents 20 common shares.

27.  Basic and diluted net income per share (continued)

For the years ended December 31, 2023, 2024 and 2025, the following shares outstanding were excluded from the calculation of diluted net income (loss) per share, as their inclusion would have been anti-dilutive for the periods prescribed but which could potentially dilute EPS in the future.

	For the year ended December 31,
	2023	2024	2025

Shares issuable upon exercise of share options	8,574,220	8,074,500	8,074,500
Shares issuable upon exercise of restricted share units	—	16,134,095	—
Shares issuable upon exercise of restricted share	—	3,250,542	—
Shares issuable upon conversion of convertible bonds	—	—	—